Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Voyage revenue	$ 54,921,697	$ 64,129,511	$ 54,422,489
Related party revenue	240,000	240,000
Commissions (including $612,998,$766,304 and $641,104, respectively, to related party)	(2,673,703)	(2,972,967)	(1,944,473)
Net revenue	52,487,994	61,396,544	52,478,016
Operating expenses
Voyage expenses	1,329,668	777,902	1,596,569
Vessel operating expenses (including $417,523, $392,731 and $347,840, respectively, to related party)	25,075,139	26,249,339	21,507,192
Dry-docking expenses	1,616,425	3,148,111	6,537,733
Vessel depreciation	17,385,608	18,348,556	17,979,750
Related party management fees	4,984,098	5,810,095	4,892,006
Other general and administrative expenses (including $1,165,000, $1,225,000 and $1,850,000, respectively, to related party)	3,661,426	2,986,507	3,026,941
Net loss on sale of vessels (including $43,823 to related party)	8,568,234
Other income	(254,604)	(735,707)	(2,352,946)
Total operating expenses	62,365,994	56,584,803	53,187,245
Operating (loss)/income	(9,878,000)	4,811,741	(709,229)
Other income/(expenses)
Interest and other financing costs	(1,977,226)	(2,191,235)	(1,498,216)
Loss on derivatives, net	(637,403)	(1,498,122)	(4,221,817)
Foreign exchange gain/(loss)	8,321	(17,122)	(3,200)
(Loss)/gain on trading securities	20,373	(235,750)	(173,375)
Interest income	484,886	248,892	538,820
Other expenses, net	(2,101,049)	(3,693,337)	(5,357,788)
Equity loss in joint venture	(1,219,692)	(2,415)	(538,833)
Net (loss)/income	$ (13,198,741)	$ 1,115,989	$ (6,605,850)
(Loss)/Earnings per share - basic (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Weighted average number of shares outstanding during the year, basic (in Shares)	38,950,100	31,794,381	31,636,633
(Loss)/Earnings per share - diluted (in Dollars per share)	$ (0.34)	$ 0.04	$ (0.21)
Weighted average number of shares outstanding during the year, diluted (in Shares)	38,950,100	31,846,080	31,636,633